Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue		$ 41,835	$ 84,780
Business taxes and surcharges		(29)	(25)
Net revenue		41,806	84,755
Operating costs		(41,716)	(82,164)
Gross profit		$ 90	$ 2,591
Gross profit ratio		0.20%	3.10%
Operating expenses
Selling expense		$ (1,142)	$ (3,115)
General and administrative expense		(9,354)	(6,697)
Impairment		(81)
Share-based compensation		(2,053)	(14,471)
Total operating expenses		(12,630)	(24,283)
Loss from operations		(12,540)	(21,692)
Other income (expenses):
Other income, net		988	423
Total other income, net		988	423
Loss before income taxes		(11,552)	(21,269)
Income tax expense		(642)	(554)
Net loss - continuing operations		(12,194)	(21,823)
Discontinued operations
Income from discontinued operations			6,921
Gain from discontinued operations			6,921
Net loss		(12,194)	(14,902)
Non-controlling interest		1,497	569
Net loss attributable to SOS Ltd		(10,697)	(14,333)
Other comprehensive loss:
Foreign currency translation adjustment-net of tax		8,706	(10,739)
Total comprehensive loss		$ (1,991)	$ (25,072)
Weighted average number of ordinary shares
Basic (in Shares)		3,440,476,475	3,127,978,878
Diluted (in Shares)	[1]
LOSS PER SHARE
Basic (in Dollars per share)		$ (0.0031)	$ (0.0046)
Diluted (in Dollars per share)	[1]	$ (0.0031)	$ (0.0046)
None-GAAP adjusted net loss		$ (8,644)	$ 138

[1]	N/A Anti-diluted shares not considered